Description of business and organization - Merger and recapitalization (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended		12 Months Ended
	Dec. 20, 2022 CNY (¥) seat shares	Dec. 20, 2022 USD ($) seat shares	Nov. 30, 2023 CNY (¥)	Apr. 30, 2022 company investment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 20, 2022 USD ($) $ / shares shares	Mar. 05, 2020 CNY (¥)
Business Acquisition [Line Items]
Preferred shares issued (in shares)	90,724,289								90,724,289
Preferred shares outstanding (in shares)	90,724,289								90,724,289
Number of ordinary shares for each preferred share	1	1
Ordinary shares, par value per share (in USD per share) | $ / shares									$ 0.000005
Recapitalization factor per share | $ / shares									1.19295710
Recapitalization factor, pre-money equity value | $		$ 3,400,000,000
Recapitalization factor, per share multiplier | $ / shares									$ 10.00
Number of board members to elect | seat	2	2
Number of equity method investments transferred | investment				3
Number of investment and consulting companies | company				2
Amounts due from related parties					¥ 74,122	¥ 911,729	$ 10,440,000
Amount of loan provided | ¥			¥ 50,000
Excess of the assets derecognized over the amounts due from the VIE | ¥						¥ 61,921
VIE's
Business Acquisition [Line Items]
Working Capital | ¥										¥ 20,000
Merger
Business Acquisition [Line Items]
Aggregate proceeds	¥ 270,539	$ 38,870,000
Cash proceeds	43,724	6,282,000
Transaction costs	293,168								$ 42,122,000
Excess cost over proceeds	22,629								3,252,000
Hubei ECARX
Business Acquisition [Line Items]
Amounts due from related parties | ¥					205,954
Amount of loan provided | ¥					¥ 252,287
Effective annual interest rate (in percent)					5.00%
Excess of the assets derecognized over the amounts due from the VIE | ¥					¥ 61,921
Geely Investment | Merger
Business Acquisition [Line Items]
Value of shares received	139,200	$ 20,000,000
Luminar Technologies, Inc | Merger
Business Acquisition [Line Items]
Transaction costs	¥ 87,615								$ 12,588,000
Class B Ordinary Shares
Business Acquisition [Line Items]
Number of ordinary shares for each ordinary share	1	1
Number of authorized unissued shares designated into this class	958,958,360	958,958,360
Ordinary shares, par value per share (in USD per share) | $ / shares							$ 0.000005	$ 0.000005
Class B Ordinary Shares | Existing Shareholders
Business Acquisition [Line Items]
Number of shares issued (in shares)	48,960,916	48,960,916
Common Shares, Class To Be Determined
Business Acquisition [Line Items]
Number of authorized unissued shares designated into this class	1,000,000,000	1,000,000,000
Warrants | Holders Of COVA Warrants
Business Acquisition [Line Items]
Number of shares issued (in shares)	23,871,971	23,871,971
Class A Ordinary Shares
Business Acquisition [Line Items]
Number of ordinary shares for each ordinary share	1	1
Number of authorized unissued shares designated into this class	7,766,956,008	7,766,956,008
Ordinary shares, par value per share (in USD per share) | $ / shares							$ 0.000005	$ 0.000005
Number of shares issued (in shares)	282,564,117	282,564,117
Class A Ordinary Shares | Holders of COVA Shares
Business Acquisition [Line Items]
Number of shares issued (in shares)	5,870,357	5,870,357
Class A Ordinary Shares | Merger Sponsor
Business Acquisition [Line Items]
Number of shares issued (in shares)	5,250,000	5,250,000
Class A Ordinary Shares | Mr. Shufu Li
Business Acquisition [Line Items]
Number of authorized unissued shares designated into this class	20,520,820	20,520,820
Class A Ordinary Shares | Geely Investment
Business Acquisition [Line Items]
Number of shares issued (in shares)	2,000,000	2,000,000
Class A Ordinary Shares | Luminar Technologies, Inc
Business Acquisition [Line Items]
Number of shares issued (in shares)	1,500,000	1,500,000
Class A Ordinary Shares | Lotus Technology Inc
Business Acquisition [Line Items]
Number of shares issued (in shares)	1,052,632	1,052,632
Class A Ordinary Shares | Existing Preferred Shareholders
Business Acquisition [Line Items]
Number of shares issued (in shares)	84,795,039	84,795,039
Class A Ordinary Shares | Existing Ordinary Shareholders
Business Acquisition [Line Items]
Number of shares issued (in shares)	193,216,446	193,216,446